Interest-Bearing Loans and Borrowings (Details Narrative) $ in Thousands		3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2022 USD ($)	Mar. 22, 2022 USD ($)	Sep. 22, 2022 USD ($)	Oct. 29, 2009 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 25, 2022 USD ($)	Mar. 23, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jul. 08, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 03, 2017 USD ($)	May 18, 2017 USD ($)	Apr. 22, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate						10.15%	9.96%	8.39%
Loss on debt extinguishment						$ (0)	$ (0)	$ 4,157
Borrowing costs capitalised						12,090	16,026
Finance costs						62,065	65,236	48,928
Outstanding amount						547,295	542,350	540,591					$ 514,929
Accrued interest expense						$ 23,179	23,277
Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued												$ 500,000
Interest rate						10.75%
Description of debt instrument's scope						the 2025 Notes were used to satisfy and discharge the indenture governing the 2022 Notes (as defined herein), to repay all amounts outstanding under the Term Loan B Facility (as defined herein) and to pay certain fees and expenses related to the offering, with the balance used for general corporate purposes
Loss on debt extinguishment								4,157
Description of collateral						The 2025 Notes are secured by: (i) first priority ship mortgages on four tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”)
Borrowing costs capitalised						$ 12,018	15,927
Finance costs						$ 53,750	53,601	25,979
Notes 2025 [member] | On or after August 1, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						108.063%
Notes 2025 [member] | On or after August 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						102.688%
Notes 2025 [member] | Upon certain changes in law [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption, Description						The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes
Notes 2025 [member] | Upon the occurence of certain change of control events [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						101.00%
Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued																$ 375,000
Interest rate						7.25%
Loss on debt extinguishment								2,661
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						100.00%
Borrowings, maturity						May 1, 2022
Redemption date						July 16, 2020
Finance costs						$ 0	0	14,727
Term Loan B Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						4.75%
Loss on debt extinguishment								1,496
Finance costs						$ 0	0	3,162
Notional amount														$ 100,000
Borrowings, interest rate basis						LIBOR
Debt Amortization Percentage						1.00%
Repayment date						July 8, 2020
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued						$ 41,964
Borrowing costs capitalised						$ 5,949
Borrowings, maturity	[1]					November 2, 2024(1)
Finance costs		$ 556					608	1,006
Borrowings, interest rate basis						six-month LIBOR
Number Of Periodic Payments						16
Borrowings Frequency Of Periodic Payment						semi-annual installments
Outstanding amount						$ 7,677
Santander Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						4.20%
Description of debt instrument's scope						the Company entered into a $5,000 loan facility with Banco Santander S.A. (the “Santander Facility”) for general corporate purposes
Description of collateral						is secured by assignments of certain receivables
Borrowings, maturity						March 7, 2026
Notional amount									$ 5,000
Number Of Periodic Payments						12
Borrowings Frequency Of Periodic Payment						quarterly
Outstanding amount						$ 4,125
2022 BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						4.25%
Description of debt instrument's scope						The 2022 BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes
Borrowings, maturity						July 1, 2025
Notional amount										$ 25,000
Borrowings Frequency Of Periodic Payment						quarterly
Outstanding amount						$ 22,530
Number of loan tranches						2
2022 BBVA Facility [member] | First Tranche [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down			$ 17,000
2022 BBVA Facility [member] | Second Tranche [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down				$ 8,000
Term Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						3.15%
Description of debt instrument's scope						the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers
Borrowings, maturity						May 18, 2022
Notional amount															$ 14,000
Borrowings, interest rate basis						LIBOR (90 days)
Repayment date						May 18, 2022
Number Of Periodic Payments						20
Borrowings Frequency Of Periodic Payment						quarterly
Balloon payment						$ 7,000
2022 Term Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						3.15%
Description of debt instrument's scope						the Company entered into a $7,000 term loan facility (the “2022 Term Bank Loan”) in order to repay the Term Bank Loan
Borrowing costs capitalised						$ 72	99
Borrowings, maturity						May 18, 2025
Notional amount											$ 7,000
Borrowings, interest rate basis						SOFR
Number Of Periodic Payments						12
Borrowings Frequency Of Periodic Payment						quarterly
Outstanding amount						$ 6,300
Balloon payment						$ 2,800
Drawn down date						May 18, 2022
Six Liquid Barges [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						8.50%
Finance costs						$ 838	1,071	176
Notional amount								$ 13,475
Borrowings, interest rate basis						fixed rate
Number Of Periodic Payments						20
Borrowings Frequency Of Periodic Payment						quarterly
Outstanding amount						$ 8,753
Number of loan tranches								6
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						5.00%
Description of debt instrument's scope						Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet
Borrowings, maturity						March 22, 2024
Finance costs						$ 475	$ 584	$ 0
Notional amount								$ 15,000
Borrowings, interest rate basis						fixed rate
Outstanding amount						$ 10,000
Hidronave S.A. [member] | Pushboat Nazira [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						6.00%
Repayment date						September 2021
Non cash Or Part Non cash Acquisition Debt Assumed					$ 817

[1]	Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.